SEMI-ANNUAL REPORT




State Farm Municipal Bond Fund, Inc.

ONE STATE FARM PLAZA  -  BLOOMINGTON, ILLINOIS 61710

For Account Information and Shareowner
Services:  (309) 766-2029
           (800) 447-0740













                                                                  May 31, 1998








This report is not to be distributed unless preceded or accompanied by a prospectus.

                     STATE FARM MUNICIPAL BOND FUND, INC.

Dear Shareowner:

     U.S. capital markets have generally been pricing fixed-income securities within a 25 basis point (a basis point is .01%) range in interest rates so far this year. Yields have risen to the upper end of that range when investors have displayed concerns about rapid economic growth and increasing inflationary pressures which might lead the Federal Reserve Open Market Committee to tighten monetary policy. Interest rates have fallen to the lower end of the range at times when investor sentiment leans towards believing a significant slowdown in the economy is likely or U.S. securities become favored investments as investors flee the turbulence of foreign markets.

     Presently interest rates on municipal securities are about in the middle of this trading range. At May 31, yields on the municipal bonds owned by your Fund stood at levels approximately 15 basis points lower than those which existed last November. This decline in yields caused the Fund's net asset value to increase slightly to $8.49 from $8.43 over the past six months. The total return of the Fund, which considers the reinvestment of dividends and change in net asset value, was 7.7% for the past twelve months and 3.4% for the six months just ended.

     The supply of municipal securities has been plentiful so far this year as issuers take advantage of interest rates on municipal bonds which are at the lowest levels since 1978. New issue volume for the first five months of 1998 is a sizeable 51% ahead of activity in the comparable period of 1997. Demand for the securities has been a bit erratic. Property and casualty insurance companies have been buyers of certain large issues but have been in and out of the market. Mutual funds have been receiving little new cash flow for investment, so their buying activity has been limited. Other investors, who do not regularly buy municipal securities, are picking up the excess supply and are major buyers of municipal bonds now because they apparently perceive municipal securities to be attractive when compared to their taxable fixed-income counterparts. The belief that municipal bonds are currently relatively attractive seems well founded when their yields in recent years are contrasted to those available on U.S. Treasury securities.

     Our domestic economy continues to show persistent strength despite the drag imposed on trade from Asia's crisis and the strong U.S. dollar. Investors are vigilantly watching to determine if the strong economy will lead to a resurgence in inflation. So far some inflationary pressures showing up in wages have been more than offset by restrained pricing of goods and productivity gains. Consequently, the investments of your Fund are presently providing satisfactory levels of real investment income in a world where domestic inflation seems to be increasing at an annual rate in the 2-3% range.

     As you know, the Fund declares a dividend each day from its net investment income which is payable on the last day of the calendar quarter. All dividends are automatically invested in shares of the Fund unless you have advised State Farm Investment Management Corp. otherwise in writing.

                                  Sincerely,



        /s/ Kurt G. Moser                          /s/ Julian R. Bucher

        Kurt G. Moser                              Julian R. Bucher
        Vice President                             Vice President

June 22, 1998

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

                                                                                               RATING
 PRINCIPAL                                                                                    (MOODY'S
  AMOUNT       ISSUER                                                                          OR S&P)       VALUE
                                          LONG-TERM MUNICIPAL BONDS (97.7%):

               SECURED BY U.S. TREASURY OBLIGATIONS (15.2%):

$   255,000    San Antonio, Texas Water System Rev. Refunding Bonds, Ser. 1992,
                  5.80%, 5-15-1999 (Escrowed to maturity)                                        Aaa     $    259,944
    500,000    Orlando Utilities Commission, Florida Water and Electric Rev., Ser. 1983,
                  9.60%, 10-1-1999 (Escrowed to maturity)                                        Aaa          537,625
  2,000,000    State of Washington Motor Vehicle Fuel Tax General Obligation Bonds
                  (State Route 90), Ser. CC-8, 7.10%, 3-1-2000 (Prerefunded to 3-1-1999
                  @ 100)                                                                         Aaa        2,049,700
  1,000,000    State of Texas Public Finance Authority General Obligation Bonds, Ser.
                  1990A, 7.00%, 10-1-2000 (Prerefunded to 10-1-1999 @ 100)                       AA         1,041,050
  1,250,000    State of New York Power Authority General Purpose Bonds, Ser. Z,
                  6.00%, 1-1-2001 (Escrowed to maturity)                                         Aa2        1,311,163
  2,840,000    Washington Suburban Sanitary District of Maryland, General Obligation
                  Bonds, 7.00%, 12-1-2001 (Prerefunded to 12-1-1998 @ 102)                       Aaa        2,942,439
  2,250,000    Pima County, Arizona Unified School District No. 1, Tucson School
                  Improvement Bonds, Ser. 1990 B, 6.90%, 7-1-2002 (Prerefunded
                  to 7-1-2000 @ 101)                                                              A         2,402,843
  3,000,000    Tempe Union High School District No. 213, Maricopa County, Arizona
                  School Improvement General Obligation Bonds, Project of 1989, Ser.
                  1992B, 5.875%, 7-1-2002 (Prerefunded to 7-1-2001 @ 101)                        A+         3,185,640
    475,000    Johnson County Water District No. 1, Kansas Water Rev., Ser. 1982A,
                  10.25%, 8-1-2002 (Escrowed to maturity)                                        Aaa          538,322
  3,500,000    Milwaukee, Wisconsin Metropolitan Sewerage District General Obligation
                  Capital Purpose Bonds, Ser. 1990A, 6.70%, 10-1-2002 (Escrowed to
                  maturity)                                                                      Aa1        3,853,710
  3,000,000    City of Lakeland, Florida Electric and Water Rev., Ser. 1989, 6.90%,
                  10-1-2003 (Prerefunded to 10-1-1999 @ 102)                                     Aa         3,177,450
  2,620,000    Cherry Creek School District No. 5, Arapahoe County,
                  Colorado General Obligation Improvement Bonds, Ser. 1990, 7.00%,
                  12-15-2003 (Prerefunded to 12-15-2000 @ 101)                                   Aa2        2,834,106
  2,000,000    Jefferson County, Colorado School District No. R-1 General Obligation
                  Bonds, Ser. 1992, 5.75%, 12-15-2003 (Prerefunded to 12-15-2002 @ 101)          Aaa        2,153,880
  2,000,000    Fargo, North Dakota Water Revenue of 1993, 5.00%, 1-1-2004 (Escrowed
                  to maturity)                                                                   Aaa        2,081,920
  3,500,000    City of Los Angeles, California Wastewater System Rev. Bonds, Ser. 1990 B,
                  6.90%, 6-1-2004 (Prerefunded to 6-1-2000 @ 102)                                Aaa        3,767,435
  3,000,000    Omaha Public Power District of Nebraska, Electric Systems Rev., Ser. A,
                  6.70%, 2-1-2005 (Prerefunded to 2-1-2000 @ 101.5)                              AA         3,174,510
  2,500,000    King County, Washington, Health Care Capital Improvement Bonds
                  (Harborview Project), Ser. 1988 B, 7.30%, 12-1-2005 (Prerefunded to
                  12-1-1998 @ 100)                                                               NR         2,544,300


                                      3

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

                                                                                               RATING
 PRINCIPAL                                                                                    (MOODY'S
  AMOUNT       ISSUER                                                                          OR S&P)       VALUE

               SECURED BY U.S. TREASURY OBLIGATIONS (Continued)

$ 1,900,000    Fort Worth Independent School District, Texas School Building Unlimited
                  Tax Bonds, Ser. 1989, 6.75%, 2-15-2006 (Prerefunded to
                  2-15-1999 @ 100)                                                               AAA     $  1,940,033
  2,600,000    Washington Public Power Supply System Nuclear Project No. 1,
                  Rev. Refunding Bonds, Ser. 1989A, 7.50%, 7-1-2007
                  (Prerefunded to 7-1-1999 @ 102)                                                Aaa        2,750,878
  2,000,000    State of Texas Public Financial Authority General Obligation Bonds, Ser.
                  1988A, 6.50%, 10-1-2007 (Prerefunded to 10-1-1998 @ 100)                       AA         2,018,740
  1,500,000    Washington Public Power Supply System Nuclear Project No. 2, Rev.
                  Refunding Bonds, Ser. 1990 A, 7.625%, 7-1-2008 (Prerefunded to
                  7-1-2000 @ 102)                                                                Aaa        1,636,425
  6,000,000    Omaha Public Power District, Nebraska Electric System Revenue Bonds,
                  1992, Series B, 6.15%, 2-1-2012 (Escrowed to maturity)                         Aa2        6,794,340
                                                                                                         ------------
                                                                                                           52,996,453
               GENERAL OBLIGATIONS (62.2%):

  3,000,000    Scottsdale Unified School District No. 48 of Maricopa County, Arizona
                  Refunding Bonds, Ser. 1991, 6.75%, 7-1-1998                                    Aa2        3,007,590
  1,350,000    Stillwater, Minnesota Independent School District #834, General
                  Obligation School Building Bonds, Ser. 1991, 6.25%, 2-1-1999                   Aaa        1,372,464
    400,000    State of California, Variable Purpose General Obligation Bonds, 9.00%,
                  4-1-1999                                                                       A1           417,248
    150,000    Oregon Veterans' Welfare General Obligation Bonds, Ser. LXIV, 9.00%,
                  4-1-1999                                                                       Aa2          156,482
  2,500,000    Austin Independent School District, Texas Unlimited Tax Refunding
                  Bonds, Ser. 1991, 6.20%, 8-1-1999                                              Aaa        2,569,200
  1,000,000    State of Texas Public Finance Authority General Obligation Bonds, Ser.
                  1990A, 7.00%, 10-1-1999                                                        Aa2        1,041,320
  3,000,000    Washington Suburban Sanitary District, Maryland Water Supply Refunding
                  Bonds of 1991, 6.00%, 11-1-1999                                                Aa1        3,091,680
    200,000    Charleston, Illinois Water Works Improvement Bonds, 8.00%, 1-1-2000                A           211,964
  3,000,000    State of California Various Purpose General Obligation Bonds, 5.90%, 2-1-2000     A1         3,095,940
  2,500,000    DuPage Water Commission, Illinois General Obligation Water Refunding
                  Bonds, Ser. 1992, 5.85%, 3-1-2000                                              Aaa        2,580,475
  1,000,000    State of Texas Veterans' Land Board General Obligation Bonds, Ser. 1984,
                  9.00%, 12-1-2000                                                               Aa2        1,073,110
  1,885,000    Anoka County, Minnesota General Obligation Capital Improvement
                  Refunding Bonds, Ser. 1992C, 5.20%, 2-1-2001                                   A1         1,939,269
  1,200,000    Shelby County, Tennessee General Obligation Refunding Bonds, 1992
                  Ser. B, 5.20%, 3-1-2001                                                        Aa2        1,236,828
    400,000    State of California General Obligation Veterans Bonds, Ser. AL, 9.60%,
                  4-1-2001                                                                       A1           458,676
  2,200,000    City and County of Honolulu, Hawaii General Obligation Refunding
                  Bonds, 1992 Ser. 1, 5.60%, 6-1-2001                                            Aa2        2,293,060


                                      4

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

                                                                                               RATING
 PRINCIPAL                                                                                    (MOODY'S
  AMOUNT       ISSUER                                                                          OR S&P)       VALUE

               GENERAL OBLIGATIONS (Continued)

$ 2,000,000    School District of Leon County, Florida General Obligation Refunding
                  Bonds, Ser. 1991, 5.85%, 7-1-2001                                              A1      $  2,108,220
  2,000,000    Howard County, Maryland Consolidated Public Improvement Refunding
                  Bonds, Ser. 1991B, 5.80%, 8-15-2001                                            Aaa        2,109,800
  2,110,000    State of Nevada General Obligation (Limited Tax) Hoover Uprating
                  Refunding Bonds, Ser. 1992, 6.00%, 10-1-2001                                   Aa2        2,238,520
    900,000    Monroe County Jail, Indiana, First Mortgage Refunding Bonds, Series
                  1993, 4.90%, 1-1-2002                                                          A1           919,548
  1,535,000    Columbus, Ohio Sewer Improvement No. 27 Refunding Bonds, Ser. 1991,
                  5.90%, 2-15-2002                                                               Aaa        1,630,630
  1,000,000    Williamson County, Tennessee Public Works Refunding Bonds, Ser. 1992,
                  5.65%, 3-1-2002                                                                Aa1        1,053,370
  1,500,000    City of Tulsa, Oklahoma General Obligation Refunding Bonds of 1993,
                  5.05%, 6-1-2002                                                                Aa2        1,552,140
    925,000    Monroe County Jail, Indiana First Mortgage Refunding Bonds, Series 1993,
                  4.90%, 7-1-2002                                                                A1           947,662
  2,100,000    Jackson Public School District, Mississippi General Obligation School
                  Bonds, Ser. 1992, 5.80%, 7-1-2002                                              A1         2,227,365
  1,000,000    Pima County, Arizona General Obligation Refunding Bonds, Ser. 1992,
                  6.30%, 7-1-2002                                                                Aa1        1,082,000
  1,500,000    County of Ramsey, Minnesota General Obligation Capital Improvement
                  Refunding Bonds, Ser. 1992C, 5.40%, 12-1-2002                                  Aaa        1,580,745
  1,505,000    Anchorage, Alaska General Obligation General Purpose Refunding Bonds,
                  4.60%, 2-1-2003                                                                Aaa        1,529,576
  2,000,000    Lake County, Illinois Forest Preserve District General Obligation
                  Refunding Bonds, Ser. 1992B, 5.70%, 2-1-2003                                   Aa2        2,128,560
  1,050,000    Oklahoma City, Oklahoma General Obligation Bonds, Series 1993, 5.15%,
                  5-1-2003                                                                       Aa2        1,095,329
  2,000,000    Nashville and Davidson County, Tennessee General Obligation Refunding
                  Bonds of 1993, 5.00%, 5-15-2003                                                Aa2        2,077,300
  2,000,000    State of Illinois General Obligation Refunding Bonds, Series of June 1993,
                  5.00%, 6-1-2003                                                                Aa3        2,071,560
  1,500,000    Municipality of Anchorage, Alaska 1993 General Obligation Refunding
                  School Bonds, Series B, 4.90%, 9-1-2003                                        Aaa        1,548,255
  2,000,000    Texas Public Finance Authority, State of Texas General Obligation
                  Refunding Bonds, Ser. 1992A, 5.70%, 10-1-2003                                  Aa2        2,146,960
  2,000,000    State of Wisconsin General Obligation Refunding Bonds of 1993, Series 1,
                  5.30%, 11-1-2003                                                               Aa2        2,109,600
  2,000,000    State of Wisconsin General Obligation Refunding Bonds of 1993, Series 3,
                  4.75%, 11-1-2003                                                               Aa2        2,056,700
  2,520,000    Federal Way School District No. 210, King County, Washington Unlimited
                  Tax General Obligation and Refunding Bonds, Series 1993, 5.25%, 12-1-2003      Aaa        2,650,108
  2,025,000    County of DuPage, Illinois General Obligation Refunding Bonds (Alternate
                  Rev. Source - Stormwater Project), 5.10%, 1-1-2004                             Aaa        2,112,824
  2,000,000    Indianapolis, Indiana Local Public Improvement Bond Bank, Series 1993A
                  Bonds, 5.25%, 1-10-2004                                                        Aaa        2,103,960


                                      5

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

                                                                                               RATING
 PRINCIPAL                                                                                    (MOODY'S
  AMOUNT       ISSUER                                                                          OR S&P)       VALUE

               GENERAL OBLIGATIONS (Continued)

$ 2,100,000    Cherokee County School Systems, Georgia General Obligation School
                  Series 1993, 4.90%, 2-1-2004                                                   A1      $  2,171,253
  2,300,000    Osseo Area Schools, Minnesota, General Obligation Refunding Bonds,
                  Series 1993, 4.60%, 2-1-2004                                                   A1         2,344,712
  2,300,000    Indianapolis, Indiana Local Public Improvement Bond Bank Refunding
                  Bonds, Series 1993 B, 4.70%, 2-15-2004                                         Aaa        2,355,384
  1,600,000    County of Buncombe, North Carolina Refunding Bonds, Series 1993,
                  5.10%, 3-1-2004                                                                Aa2        1,676,176
  1,050,000    Oklahoma City, Oklahoma General Obligation Bonds, Series 1993, 5.25%,
                  5-1-2004                                                                       Aa2        1,097,576
  2,000,000    Davis County School District, Davis County, Utah General Obligation
                  Refunding Bonds, Series 1993A, 4.50%, 6-1-2004                                 Aaa        2,028,380
  2,000,000    Alachua County School District, Alachua County, Florida General
                  Obligation Refunding Bonds, Series 1994, 4.50%, 7-1-2004                       Aaa        2,037,260
  2,000,000    Deer Valley Unified School District No. 97 of Maricopa County, Arizona
                  School Improvement Bonds, Project of 1992, Series A (1993), 5.125%,
                  7-1-2004                                                                       Aaa        2,095,120
  1,205,000    DeKalb County School District, Georgia General Obligation Refunding
                  Bonds, Series 1993, 5.10%, 7-1-2004                                            Aa         1,264,009
  1,000,000    Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                  School Improvement Bonds, Ser. 1990A, 7.10%, 7-1-2004                          A1         1,150,170
  1,540,000    Joint School District No. 2, Ada and Canyon Counties, Idaho, General
                  Obligation School Bonds, Series 1994, 5.0%, 7-30-2004                          Aa         1,609,670
  3,215,000    State of Minnesota General Obligation State Refunding Bonds, 5.125%,
                  8-1-2004                                                                       Aaa        3,357,842
  2,000,000    Harris County, Texas Road and Refunding Bonds, Series 1993, 4.70%,
                  10-1-2004                                                                      Aa2        2,053,920
  2,000,000    City of Seattle, Washington Unlimited Tax General Obligation Refunding
                  Bonds, 1993, 4.80%, 12-1-2004                                                  Aa1        2,047,140
  1,800,000    Nashville and Davidson County, Tennessee General Obligation Refunding
                  Bonds of 1993, 5.00%, 5-15-2005                                                Aa2        1,877,274
  1,625,000    Charleston County, South Carolina General Obligation Bonds of 1994
                  (ULT) 5.40%, 6-1-2005                                                          Aa3        1,733,144
  1,100,000    Municipality of Anchorage, Alaska 1994 General Obligation School Bonds,
                  5.40%, 7-1-2005                                                                Aaa        1,169,069
  2,000,000    Oklahoma City, Oklahoma General Obligation Refunding Bonds, Series
                  1993, 5.30%, 8-1-2005                                                          Aa2        2,119,660
  1,600,000    Natrona County, Wyoming School District No. 1 General Obligation
                  Bonds, Ser. 1994, 5.45%, 7-1-2006                                              Aaa        1,688,816
  2,340,000    City of Phoenix, Arizona General Obligation Refunding Bonds, Ser. 1993 A,
                  5.30%, 7-1-2006                                                                Aa1        2,496,710
  2,125,000    Southwest Allen, Indiana High School Building Corp., 1st Mortgage
                  Refunding Bonds, Series 1996B, 4.85%, 7-15-2006                                Aaa        2,185,265
  2,000,000    State of California Various Purpose General Obligation Bonds, 6.00%,
                  10-1-2006                                                                      A1         2,228,600
  3,215,000    Forsyth County School District, Georgia, General Obligation Bonds, Series
                  1995, 5.05%, 7-1-2007                                                          Aaa        3,374,946
  2,000,000    Arapahoe County School District #6, Colorado, Littleton Public Schools
                  General Obligation Improvement Bonds, Series 1995A, 5.00%, 12-1-2007           Aa2        2,097,140


                                      6

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

                                                                                               RATING
 PRINCIPAL                                                                                    (MOODY'S
  AMOUNT       ISSUER                                                                          OR S&P)       VALUE

               GENERAL OBLIGATIONS (Continued)

$ 2,780,000    Salt Lake County, Utah General Obligation Jail Bonds, Series 1995, 5.00%,
                  12-15-2007                                                                     Aaa     $  2,895,092
  2,355,000    Carrollton-Farmers Branch Independent School District (Dallas and
                  Denton Counties, Texas) School Building Unlimited Tax Bonds, Series
                  1996, 5.20%, 2-15-2008                                                         Aaa        2,462,176
  2,000,000    State of Wisconsin General Obligation Bonds of 1995, Series A, 6.00%,
                  5-1-2008                                                                       Aa2        2,180,380
  2,000,000    State of Florida, State Board of Education, Public Education Capital Outlay
                  Refunding Bonds, 1995 Series C, 5.125%, 6-1-2008                               Aa2        2,096,940
  1,000,000    Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                  School Improvement Bonds, Ser. 1994A, 7.10%, 7-1-2008                          A1         1,203,520
  1,700,000    State of South Carolina General Obligation State Highway Bonds, Series
                  1995, 5.10%, 8-1-2008                                                          Aaa        1,787,601
  3,000,000    State of Texas Public Finance Authority General Obligation Refunding
                  Bonds, Series 1996B, 5.40%, 10-1-2008                                          Aa2        3,198,690
  4,000,000    County of Wake, North Carolina, General Obligation School Bonds,
                  Series 1997, 4.90%, 3-1-2009                                                   Aaa        4,143,280
  1,200,000    Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                  School Improvement Bonds, Ser. 1994A, 7.00%, 7-1-2009                          A1         1,449,072
  3,590,000    State of Georgia, General Obligation Bonds, 1996 C, 6.25%, 8-1-2009               Aaa        4,153,773
  1,700,000    State of South Carolina General Obligation State Highway Bonds, Series
                  1995, 5.25%, 8-1-2009                                                          Aaa        1,800,079
  4,000,000    City and County of Honolulu, Hawaii, General Obligation Bonds,
                  Series 1996A, 5.40%, 9-1-2009                                                  Aaa        4,273,160
  4,000,000    State of Illinois, General Obligation Bonds, Series September 1996,
                  5.45%, 9-1-2009                                                                Aaa        4,284,000
  4,250,000    Mesa Unified School District No. 4 of Maricopa County, Arizona, School
                  Improvement Bonds, Project of 1995, Series D (1997), 4.75%,
                  7-1-2010                                                                       Aaa        4,281,025
  2,500,000    Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                  School Improvement Bonds, Ser. 1994A, 7.00%, 7-1-2010                          A1         3,043,700
  2,500,000    State of Wisconsin General Obligation Refunding Bonds of 1993, Ser. 2,
                  5.125%, 11-1-2010                                                              Aa2        2,632,750
  2,540,000    Mesa County Valley School District No. 51, County of Mesa, State of Colorado,
                  General Obligation Bonds, Series 1996, 5.30%, 12-1-2010                        Aaa        2,667,660
  3,000,000    State of Hawaii General Obligation Bonds of 1992, Series BW, 6.375%, 3-1-2011     A1         3,468,360
  5,000,000    State of Louisiana, General Obligation Bonds, Series 1997A, 5.375%, 4-15-2011     Aaa        5,258,450
  3,800,000    Northville Public Schools, Michigan, 1997 Sch. Bldg. & Site & Ref., 5.10%,
                  5-1-2011                                                                       Aaa        3,890,098
  2,000,000    Washington and Clackamas Counties School District #23J (Tigard-Tualatin),
                  Oregon, General Obligation Bonds, Series 1995, 5.55%, 6-1-2011                 A1         2,091,960
  2,000,000    State of Georgia, General Obligation Bonds, Series 1995C, 5.70%, 7-1-2011         Aaa        2,210,300
  1,125,000    The State of Delaware General Obligation Bonds, Series 1994B, 6.00%,12-1-2011     Aa1        1,238,558
  3,000,000    Wayzata Independent School District #284, Minnesota, General Obligation
                  School Building Ref. Serv. 1998A, 5.00%, 2-1-2012                              Aa1        3,054,480
  3,000,000    State of Georgia General Obligation Bonds, Series 1995B, 5.75%, 3-1-2012          Aaa        3,316,230
  3,000,000    State of Georgia, General Obligation Bonds, 1997A, 6.25%, 4-1-2012                Aaa        3,468,960
  2,465,000    Clarkston Community Schools, Michigan, General Obligation 1998 Ref.,
                  4.85%, 5-1-2012                                                                Aaa        2,459,478
  5,000,000    State of Ohio, Full Faith & Credit General Obligation Infrastructure
                  Improvement Bonds, Series 1997, 5.35%, 8-1-2012                                Aa1        5,243,550


                                      7

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

                                                                                               RATING
 PRINCIPAL                                                                                    (MOODY'S
  AMOUNT       ISSUER                                                                          OR S&P)       VALUE

               GENERAL OBLIGATIONS (Continued)

$ 4,500,000    State of Washington General Obligation Bonds, Series 1993A, 5.75%, 10-1-2012      Aa1     $  4,973,670
  1,125,000    The State of Delaware General Obligation Bonds, Series 1994B, 6.00%, 12-1-2012    Aa1        1,238,558
  3,135,000    St. Vrain School District #R3-1J, Colorado, General Obligation Ser.
                  1997, 5.00%, 12-15-2012                                                        Aaa        3,170,802
  5,750,000    Montgomery County, Maryland, General Obligation Cons. Pub. Impt. 1998
                  Ser A, 4.875%, 5-1-2013                                                        Aaa        5,788,583
  3,785,000    DuPage County Forest Preserve District, Illinois, General Obligation Ser. 1997,
                  4.90%, 10-1-2013                                                               Aaa        3,806,726
                                                                                                         ------------
                                                                                                          217,116,935
               MUNICIPAL REVENUE (19.4%):

  2,000,000    City of St. Petersburg, Florida Public Utility Refunding
                  Rev. Bonds, Ser. 1991, 6.10%, 10-1-1998                                        Aa         2,016,080
  3,000,000    City of Colorado Springs, Colorado Utilities System Refunding Rev., Ser.
                  1991A, 6.10%, 11-15-1998                                                       Aa2        3,032,940
  1,235,000    San Antonio, Texas Water System Rev. Refunding Bonds, Ser. 1992, 5.80%,
                  5-15-1999                                                                      Aaa        1,258,613
  1,250,000    Washington Public Power Supply System Nuclear Project No. 3, Refunding
                  Rev. Bonds, Ser. 1991A, 6.25%, 7-1-2000                                        Aa1        1,302,963
  1,400,000    San Diego County Water Authority Water Rev. Certificates of Participation,
                  Ser. 1991A, 6.00%, 5-1-2001                                                    Aa3        1,476,454
  2,000,000    Nashville and Davidson County, Tennessee Electric System Rev. Bonds,
                  1992 Series B, 5.50%, 5-15-2002                                                Aa         2,099,880
  1,000,000    Washington Public Power Supply System Nuclear Project No. 1, Rev.
                  Refunding Bonds, Ser. 1990C, 7.70%, 7-1-2002                                   Aa1        1,122,840
  1,080,000    Charleston, South Carolina Waterworks and Sewer Systems Rev. Refunding
                  Bonds, Ser. 1986A, 6.90%, 1-1-2003                                             A1         1,093,165
  2,000,000    City of Des Moines, Iowa Sewer Rev. Bonds, Ser. 1992D, 6.00%, 6-1-2003            Aaa        2,131,460
  2,500,000    City of Albuquerque, New Mexico Joint Water and Sewer Refunding Rev.
                  Bonds, Ser. 1990B, 7.00%, 7-1-2003                                             Aa3        2,690,075
  2,000,000    Washington Public Power Supply System, Nuclear Project No. 3 Refunding
                  Revenue Bonds, Series 1993C, 4.80%, 7-1-2003                                   Aa1        2,037,880
  2,000,000    City of Lincoln, Nebraska, Water Revenue and Refunding Bonds, Series 1993,
                  4.90%, 8-15-2003                                                               Aa2        2,069,520
  2,850,000    City of Lincoln, Nebraska, Electric System Revenue Refunding Bonds,
                  1993 Series A, 4.70%, 9-1-2003                                                 Aa2        2,917,745
  1,500,000    Nashville and Davidson County, Tennessee Water and Sewer Revenue
                  Refunding Bonds, Series 1993, 4.90%, 1-1-2004                                  Aaa        1,550,265
  1,710,000    Southern Minnesota Municipal Power Agency, Power Supply System
                  Revenue Bonds, Series 1993 B, 4.60%, 1-1-2004                                  A2         1,725,031
  1,500,000    Municipal Electric Authority of Georgia General Power Rev. Bonds,
                  1993A Series, 5.00%, 1-1-2004                                                  A3         1,542,615
  2,000,000    City of Dallas, Texas Waterworks and Sewer System Rev. Refunding Bonds,
                  Series 1993, 4.90%, 4-1-2004                                                   Aa2        2,056,200
  2,045,000    City of Iowa City, Johnson County, Iowa Sewer Rev. Bonds, 5.875%, 7-1-2004        Aaa        2,169,234
  2,000,000    City of Jackson, Mississippi Water and Sewer System Rev. Refunding Bonds,
                  Series 1993-A, 4.85%, 9-1-2004                                                 Aaa        2,066,300
  1,685,000    Hampton Roads Sanitation District, Virginia Wastewater Refunding and
                  Capital Improvement Revenue Bonds, Series 1993, 4.70%, 10-1-2004               Aa         1,731,371


                                      8

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

                                                                                               RATING
 PRINCIPAL                                                                                    (MOODY'S
  AMOUNT       ISSUER                                                                          OR S&P)       VALUE

               MUNICIPAL REVENUE (Continued)

$ 3,000,000    City of Los Angeles Department of Water and Power, Electric Plant
                  Refunding Revenue Bonds, Second Issue of 1993, 4.80%, 11-15-2004               Aa3     $  3,095,730
  2,200,000    The Water Works and Sewer Board, Birmingham, Alabama Water and
                  Sewer Revenue Bonds, Series 1994, 4.75%, 1-1-2005                              Aa         2,252,404
  1,500,000    Omaha, Nebraska Public Power District Electric System Rev. Bonds, 1993,
                  Series B, 5.10%, 2-1-2005                                                      Aa2        1,567,995
  1,325,000    Winston-Salem, North Carolina Water & Sewer System Revenue Bonds,
                  Series 1995B, 5.00%, 6-1-2007                                                  Aa2        1,385,592
  2,830,000    Sacramento County, California Sanitary District Financing Authority
                  Revenue Bonds, 1995, 5.00%, 12-1-2007                                          Aa3        2,960,746
  4,500,000    Nashville and Davidson County, Tennessee Water & Sewer Revenue
                  Refunding Bonds, Series 1996, 5.25%, 1-1-2008                                  Aaa        4,771,125
  1,665,000    Winston-Salem, North Carolina Water & Sewer System Revenue Bonds,
                  Series 1995B, 5.10%, 6-1-2008                                                  Aa2        1,747,101
  1,500,000    Sacramento County, California Sanitary District Financing Authority
                  Revenue Bonds, 1995, 5.00%, 12-1-2008                                          Aa3        1,562,190
  4,000,000    City of Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997
                  Series A, 5.00%, 6-1-2011                                                      Aaa        4,084,320
  4,000,000    Gwinnett County Water & Sewer Authority, Georgia, Revenue Series
                  1998, 5.00%, 8-1-2011                                                          Aaa        4,125,000
  1,840,000    City of Dallas, Texas Waterworks and Sewer System Revenue Bonds, Series
                  1994A, 6.375%, 10-1-2012                                                       Aa2        1,983,170
                                                                                                         ------------
                                                                                                           67,626,004

               INDUSTRIAL REVENUE - UTILITIES (0.9%):

  3,000,000    Becker, Minnesota Pollution Control Rev. Refunding Bonds, Ser 1989A,
                  6.80%, 4-1-2007 (Northern States Power Co. - Sherburne Cnty. Gen. Sta. Units
                  1 & 2 Proj.)                                                                   A1         3,126,660
                                                                                                         ------------

                  Total long-term municipal bonds (cost: $322,371,313)                                    340,866,052
                                                                                                         ------------

               SHORT-TERM INVESTMENTS (1.6%):

  5,700,000    U.S. Treasury bills, 4.93% to 5.03% effective yield, due June to August, 1998                5,669,911
                                                                                                         ------------

               TOTAL INVESTMENTS (99.3%) (cost: $328,038,250)                                             346,535,963
               CASH AND OTHER ASSETS, LESS LIABILITIES (0.7%)                                               2,566,546
                                                                                                         ------------
               NET ASSETS (100.0%)                                                                       $349,102,509
                                                                                                         ============

Note: At May 31, 1998, net unrealized appreciation of $18,497,713 consisted entirely of gross unrealized appreciation based on cost of $328,038,250 for federal income tax purposes.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                     STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 1998
                                 (UNAUDITED)

                                    ASSETS
Investments, at value (cost $328,038,250)                                            $  346,535,963
Cash                                                                                        565,331
Receivable for:
   Interest                                                          $  5,689,778
   Shares of the Fund Sold                                                 91,307
   Sundry                                                                   5,316         5,786,401
                                                                     ------------
Prepaid expenses                                                                             30,626
                                                                                     --------------
   Total assets                                                                         352,918,321

                          LIABILITIES AND NET ASSETS

Payable for:
   Dividends to shareowners                                             2,925,833
   Shares of the Fund redeemed                                            773,532
   Other accounts payable (including $107,792 to Manager)                 116,447
                                                                     ------------
      Total liabilities                                                                   3,815,812
                                                                                     --------------


Net assets applicable to 41,143,281 shares outstanding of
   $1 par value common stock (100,000,000 shares authorized)                         $  349,102,509
                                                                                     ==============

Net asset value, offering price and redemption
   price per share                                                                   $         8.49
                                                                                     ==============

                            ANALYSIS OF NET ASSETS

Excess of amounts received from sales of shares over
   amounts paid on redemptions of shares on account of
   capital                                                                           $  330,667,764
Accumulated net realized loss on sales of investments                                       (62,968)
Net unrealized appreciation of investments                                               18,497,713
                                                                                     --------------
Net assets applicable to shares outstanding                                          $  349,102,509
                                                                                     ==============



               See accompanying notes to financial statements.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           STATEMENTS OF OPERATIONS

                                                            SIX MONTHS ENDED       YEAR ENDED
                                                              MAY 31, 1998        NOVEMBER 30,
                                                              (UNAUDITED)             1997
INVESTMENT INCOME:
   Tax-exempt interest                                        $  9,130,443         18,341,212
   Taxable interest                                                291,976            450,856
                                                              ------------         ----------
      Total investment income                                    9,422,419         18,792,068

EXPENSES:
   Investment advisory and management fees                         209,328            400,859
   Audit fees                                                       11,429             22,724
   Legal fees                                                        2,363              1,984
   ICI dues                                                          4,985             12,133
   Registration fees                                                 3,294              5,627
   Fidelity bond expense                                             2,026              4,158
   Directors' fees                                                   2,720              3,300
   Reports to shareowners                                            1,652              3,204
   Securities evaluation fees                                        9,450             18,314
   Franchise taxes                                                   9,550             17,859
   Custodian fees                                                    5,252             13,387
   Proxy and mailing expenses                                        1,800                 --
   Other                                                                --                113
                                                              ------------         ----------
      Total expenses                                               263,849            503,662
                                                              ------------         ----------
Net investment income                                            9,158,570         18,288,406

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on sales of investments                       (62,968)                --
   Change in net unrealized appreciation                         2,156,217           (222,358)
                                                              ------------         ----------

Net realized and unrealized gain (loss) on investments           2,093,249           (222,358)
                                                              ------------         ----------

Net change in net assets resulting
   from operations                                            $ 11,251,819         18,066,048
                                                              ============         ==========








               See accompanying notes to financial statements.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                     STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED          YEAR ENDED NOVEMBER 30,
                                                           MAY 31, 1998            1997               1996
                                                            (UNAUDITED)
From operations:
   Net investment income                                  $    9,158,570        18,288,406         17,873,040
   Net realized gain (loss) on sales of
      investments                                                (62,968)               --            121,825
   Change in net unrealized
   appreciation/depreciation                                   2,156,217          (222,358)        (1,805,995)
                                                          --------------       -----------        -----------
   Net change in net assets resulting from
      operations                                              11,251,819        18,066,048         16,188,870

   Distributions to shareowners from:
      Net investment income (per share $.23 in
         in 1998, $.47 in 1997 and $.48 in
         1996)                                                (9,158,570)      (18,288,406)       (17,873,040)
      Net realized gain (per share $.003
         in 1997, $.006 in 1996)                                      --          (121,825)          (214,926)
                                                          --------------       -----------        -----------
                                                              (9,158,570)      (18,410,231)       (18,087,966)

From Fund share transactions:
   Proceeds from shares sold                                  18,631,811        27,490,904         27,900,088
   Reinvestment of ordinary income dividends
      and capital gain distributions                           6,730,917        14,256,886         13,618,482
                                                          --------------       -----------        -----------
                                                              25,362,728        41,747,790         41,518,570
   Less payments for shares redeemed                          14,716,097        26,190,599         25,886,170
                                                          --------------       -----------        -----------
   Net increase in net assets from Fund
      share transactions                                      10,646,631        15,557,191         15,632,400
                                                          --------------       -----------        -----------
Total increase in net assets                                  12,739,880        15,213,008         13,733,304

Net assets:
   Beginning of period                                       336,362,629       321,149,621        307,416,317
                                                          --------------       -----------        -----------
   End of period                                          $  349,102,509       336,362,629        321,149,621
                                                          ==============       ===========        ===========








                See accompanying notes to financial statements

                     STATE FARM MUNICIPAL BOND FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

1.   OBJECTIVE

     The investment objective of the State Farm Municipal Bond Fund, Inc. (the
Fund) is to provide its shareowners with as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund seeks to achieve its investment objective through investment primarily in a diversified portfolio of long-term Municipal Bonds, including industrial revenue bonds.

2.   SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION -- Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Directors or its delegate.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis; premiums and original issue discounts on tax-exempt securities are amortized. Realized gains and losses from security transactions are reported on an identified cost basis.

     SECURITIES PURCHASED ON A 'WHEN-ISSUED' BASIS -- The Fund may purchase municipal bonds on a 'when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. It is possible that the securities will never be issued and the commitment cancelled.

     FUND SHARE VALUATION, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS -- Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined as of 1:00 p.m. Bloomington, Illinois time on each business day other than weekend and holiday closings, except that the Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend equal to its net investment income, and distributions of such amounts are made at the end of each calendar quarter. Net realized gains on sales of investments, if any, are distributed annually after the close of the Fund's fiscal year. Distributions of net realized gains payable to its shareowners are recorded by the Fund on the ex-dividend date.

     FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

3.   TRANSACTIONS WITH AFFILIATES

     The Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which the Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) of .20% of the first $50 million of average net assets, .15% of the next $50 million of average net assets and .10% of average net assets in excess of $100 million. The Manager guarantees that all operating expenses of the Fund, including compensation of the Manager but excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs shall not exceed .40% of average net assets annually.

     Under the terms of this agreement, the Fund incurred fees of $209,328 for the six months ended May 31, 1998 and $400,859 for the year ended November 30, 1997. The Fund does not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

     Certain officers and/or directors of the Fund are also officers and/or directors of the Manager. The Fund made no payments to its officers or directors during the six months ended May 31, 1998 and the year ended November 30, 1997, except for directors' fees of $2,720 and $3,300, respectively, paid to the Fund's independent directors.

4.   INVESTMENT TRANSACTIONS

     Investment transactions (exclusive of short-term instruments) are as follows:

                                                                                SIX MONTHS         YEAR ENDED
                                                                                   ENDED          NOVEMBER 30,
                                                                               MAY 31, 1998           1997
     Purchases                                                                 $ 26,506,742         28,925,145
     Proceeds from sales                                                         12,300,625         17,572,918
                                                                               ============         ==========

5.   FUND SHARE TRANSACTIONS

     Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following number of shares:

                                                            SIX MONTHS ENDED        YEAR ENDED NOVEMBER 30,
                                                              MAY 31, 1998          1997               1996
   Shares sold                                                  2,191,371         3,283,948          3,324,581
   Shares issued in reinvestment of ordinary
      income dividends and capital gain
      distributions                                               793,268         1,706,790          1,626,301
                                                                ---------         ---------          ---------
                                                                2,984,639         4,990,738          4,950,882
   Less shares redeemed                                         1,734,760         3,132,346          3,088,643
                                                                ---------         ---------          ---------
   Net increase in shares outstanding                           1,249,879         1,858,392          1,862,239
                                                                =========         =========          =========

                     STATE FARM MUNICIPAL BOND FUND, INC.
                             FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES (For a share outstanding throughout the period)

                                    SIX MONTHS ENDED                    YEAR ENDED NOVEMBER 30,
                                      MAY 31, 1998        1997        1996       1995       1994        1993
                                       (UNAUDITED)
Net Asset Value,
     Beginning of Period                 $  8.43          8.44        8.50       7.88       8.59        8.34

Income from Investment
----------------------
     Operations
     ----------
     Net Investment Income                   .23           .47         .48        .48        .48         .50
     Net Gains or Losses on
         Securities (both realized
         and unrealized)                     .06          (.01)       (.06)       .62       (.69)        .25
                                         --------------------------------------------------------------------
Total from Investment
     Operations                              .29           .46         .42       1.10       (.21)        .75

Less Distributions
------------------
     Net investment income                  (.23)         (.47)       (.48)      (.48)      (.48)       (.50)
     Capital gains (a)                         _             _           _          _       (.02)          _
                                         --------------------------------------------------------------------
Total Distributions                         (.23)         (.47)       (.48)      (.48)      (.50)       (.50)

Net Asset Value, End of Period           $  8.49          8.43        8.44       8.50       7.88        8.59
                                         ====================================================================

Total Return                                3.42%         5.68%       5.21%     14.25%     (2.55%)      9.17%
------------

Ratios/Supplemental Data
------------------------
Net assets, end of period
     (millions)                          $ 349.1         336.4       321.1      307.4      269.9       276.4
Ratio of expenses to average
     net assets                              .15%(b)       .15%        .16%       .17%(c)    .16%        .18%
Ratio of net investment income
     to average net assets                  5.33%(b)      5.61%       5.76%      5.80%      5.80%       5.84%
Portfolio turnover rate                        7%(b)         6%          6%         7%         8%          5%
Number of shares outstanding
     at end of period
     (millions)                             41.1          39.9        38.0       36.2       34.3        32.2

Notes:  (a)  Distributions representing less than $.01 were made in 1997,
             1996, and 1993.
        (b)  Determined on an annualized basis.
        (c) The ratio based on net custodian expenses would have been .16% in 1995.

               VOTING RESULTS OF SPECIAL MEETING OF SHAREOWNERS

At a Special Meeting of Shareowners of the Fund held on March 13, 1998, the following actions were taken:


A. The shareowners of the Fund elected the following individuals to serve on the Board of Directors until the next meeting of shareowners called for this purpose and until their successors shall be elected and qualified:

  -------------------------------------------------------------------------
  Name of Director        Number of Votes For      Number of Votes Withheld
  -------------------------------------------------------------------------
  Edward B. Rust, Jr.          26,962,265                   15,011
  Roger S. Joslin              27,098,693                   15,011
  Albert H. Hoopes             26,525,956                   41,497
  Davis U. Merwin              26,874,821                   16,777
  James A. Shirk               26,961,029                   16,777
  Thomas M. Mengler            26,742,039                   28,412
  -------------------------------------------------------------------------


B. The shareowners of the Fund approved the proposed bylaw amendment that would permit the board of directors to adopt further amendments without shareowner approval:

  --------------------------------------------------------------------------
  Number of Votes For    Number of Votes Against    Number of Votes Withheld
  -------------------------------------------------------------------------
     23,988,417                 2,366,924                   1,003,845
  --------------------------------------------------------------------------